S000095480 [Member] Investment Strategy - Nuveen International Aggregate Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Global Aggregate ex-USD (Hedged) Index (the “Index”), which is comprised of investment grade fixed rate sovereign and government-related debt, corporate and securitized bonds from both developed and emerging market issuers. The Index contains securities that must be issued in currencies other than the U.S. dollar with maturities of at least one year. Additionally, securities must be rated investment grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debt, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds, and structured notes. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. The Index seeks to address the currency risk of the securities comprising the Index by undertaking on a monthly basis certain strategies intended to keep the Index’s currency exposure effectively in U.S. dollars, such as the use of currency forwards. Neither Nuveen Asset Management, LLC, the Fund’s sub-adviser (the “sub-adviser”) nor its affiliates have any discretion to select Index components or change the Index methodology. As of December 31, 2025, the Index was comprised of 14,055 securities.
The Index is expected to be comprised of global investment grade debt from twenty-six local currency markets. It is expected that a significant portion of the Fund's portfolio will be comprised of non-U.S. dollar bonds, although the Fund's exposure may change over time.
The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally invests in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Index is rebalanced and reconstituted monthly. The Fund makes corresponding changes to its portfolio shortly after any Index changes are made public.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may invest in asset-backed and mortgage-backed securities, including securities not backed by the full faith and credit of the U.S. government (for example, non-agency mortgage-backed securities). The Fund may also invest in cash and cash equivalents or money market instruments for cash management purposes. The Fund may also invest in exchange-traded funds (“ETFs”) and enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.